Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Supplement [Text Block]	pmf_SupplementTextBlock

Praxis Mutual Funds

Praxis International Index Fund

Supplement dated February 28, 2018 (“Supplement”) to the

Summary Prospectus dated April 30, 2017, as restated September 12, 2017 and Prospectus dated April 30, 2017

This Supplement contains new and additional information and should be read in connection with your

Summary Prospectus and Prospectus.

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT FEES

AND PORTFOLIO MANAGEMENT

1.	At a Meeting held on February 24-25, 2018, the Board of Trustees of the Praxis Mutual Funds (the “Board”) approved a reduction in the management fee for the Praxis International Index Fund (the “Fund”). As a result, effective March 1, 2018, the following changes are being made to the Fund’s Prospectus:

a.	The tables entitled “Fees and Expenses” and “Example” will be revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees[1]	0.48%	0.48%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[2]	0.47%	0.17%
Total Annual Fund Operating Expenses	1.20%	0.65%

[1]	“Management Fees” have been restated to reflect current fees.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$641	$886	$1,150	$1,903
Class I	$66	$208	$362	$810

Praxis International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pmf_SupplementTextBlock

Praxis Mutual Funds

Praxis International Index Fund

Supplement dated February 28, 2018 (“Supplement”) to the

Summary Prospectus dated April 30, 2017, as restated September 12, 2017 and Prospectus dated April 30, 2017

This Supplement contains new and additional information and should be read in connection with your

Summary Prospectus and Prospectus.

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT FEES

AND PORTFOLIO MANAGEMENT

1.	At a Meeting held on February 24-25, 2018, the Board of Trustees of the Praxis Mutual Funds (the “Board”) approved a reduction in the management fee for the Praxis International Index Fund (the “Fund”). As a result, effective March 1, 2018, the following changes are being made to the Fund’s Prospectus:

a.	The tables entitled “Fees and Expenses” and “Example” will be revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees[1]	0.48%	0.48%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[2]	0.47%	0.17%
Total Annual Fund Operating Expenses	1.20%	0.65%

[1]	“Management Fees” have been restated to reflect current fees.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$641	$886	$1,150	$1,903
Class I	$66	$208	$362	$810

Risk/Return [Heading]	rr_RiskReturnHeading	Praxis International Index Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Praxis International Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 641
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,150
10 Years	rr_ExpenseExampleYear10	$ 1,903
Praxis International Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810

[1]	“Management Fees” have been restated to reflect current fees.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.